Acquisitions and Disposals (Tables)	12 Months Ended
Dec. 31, 2018
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Effect of Acquisitions on Consolidated Balance Sheet

Detailed information relating to goodwill is provided in note 9 on pages 97 to 99. The value of goodwill which is expected to be tax deductible is €5 million.

	€ million	€ million	€ million
	2018	2017	2016
Net assets acquired	815	2,423	929
Non-controlling interest	(17)	(50)	—
Goodwill	496	2,539	1,140

Total payment for acquisition	1,294	4,912	2,069
Exchange rate gain/(loss) on cash flow hedge	(100)	51	14

Total consideration	1,194	4,963	2,083

In 2018 the net assets acquired and total payment for acquisition consist of:

€ million
2018
Intangible assets	859
Other non-current assets	45
Trade and other receivables	25
Other current assets	45
Non-current liabilities	(134)
Current liabilities	(25)

Net assets acquired	815
Non-controlling interest	(17)
Goodwill	496
Exchange rate gain/(loss) on cash flow hedges(a)	(100)

Cash consideration	1,172
Deferred consideration	22

Total consideration	1,194

(a)	Exchange rate gain/(loss) on the cash flow hedge in relation to the acquisition of Quala.

Summary of Impact of Disposals

The following table sets out the effect of the disposals in 2018, 2017 and 2016 on the consolidated balance sheet. The results of disposed businesses are included in the consolidated financial statements up to their date of disposal.

	€ million	€ million	€ million
	2018	2017	2016
Goodwill and intangible assets	2,510	71	85
Other non-current assets	666	92	29
Current assets	261	10	5
Trade creditors and other payables	(107)	(8)	—

Net assets sold	3,330	165	119
(Gain)/loss on recycling of currency retranslation on disposal	(71)	66	—
Profit/(loss) on sale attributable to Unilever	4,331	332	(95)

Consideration	7,590	563	24

Cash	7,135	560	16
Cash balances of businesses sold	321	—	8
Non-cash items and deferred consideration	134	3	—

	7,590	563	24